Investment Objectives and Goals - FT Vest Autocallable Barrier & High Income ETF	Jun. 17, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest Autocallable Barrier & High Income ETF (ACYQ)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FT Vest Autocallable Barrier & High Income ETF (the "Fund") seeks to provide investors with a high level of distributions while providing reduced downside risk to equity markets.